Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Net Liability for Post-Employment and Long-Term Employee Benefit Plans

The company’s net liability for post-employment and long-term employee benefit plans comprises the following at 31 December:

Million US dollar	2018	2017
Present value of funded obligations	(6 762)	(7 506)
Fair value of plan assets	5 059	5 623

Present value of net obligations for funded plans	(1 703)	(1 883)
Present value of unfunded obligations	(806)	(904)

Present value of net obligations	(2 509)	(2 787)
Unrecognized asset	(77)	(111)

Net liability	(2 586)	(2 898)
Other long term employee benefits	(79)	(73)
Reclassified as held for sale	—	—

Total employee benefits	(2 665)	(2 971)
Employee benefits amounts in the balance sheet:
Liabilities	(2 681)	(2 993)
Assets	16	22

Net liability	(2 665)	(2 971)

Summary of Changes in Unrecognized Assets

The changes in the unrecognized asset are as follows:

Million US dollar	2018	2017	2016
Irrecoverable surplus impact at 1 January	(111)	(168)	(137)
Interest expense	(10)	(17)	(17)
Changes excluding amounts included in interest expense	44	74	14

Irrecoverable surplus impact at 31 December	(77)	(111)	(168)

Summary of Employee Benefit Expense Recognized in Income Statement

The expense recognized in the income statement with regard to defined benefit plans can be detailed as follows:

Million US dollar	2018	2017	2016
Current service costs	(72)	(74)	(73)
Administration costs	(14)	(22)	(24)
Past service cost due to plan amendments and curtailments	(3)	17	8
(Losses)/gains on settlements	—	—	10
(Losses)/gains on due to experience and demographic assumption changes	3	3	—

Profit from operations	(86)	(76)	(79)
Net finance cost	(107)	(120)	(115)

Total employee benefit expense	(193)	(196)	(194)

Summary of Employee Benefit Expense Recognized in Income Statement

The employee benefit expense is included in the following line items of the income statement:

Million US dollar	2018	2017	2016
Cost of sales	(26)	(24)	(59)
Distribution expenses	(11)	(10)	(9)
Sales and marketing expenses	(16)	(15)	(13)
Administrative expenses	(28)	(29)	(15)
Other operating (expense)/income	(6)	(4)	10
Exceptional items	1	6	7
Net finance cost	(107)	(120)	(115)

	(193)	(196)	(194)

Summary of Weighted Average Assumptions used in Computing Benefit Obligations

Weighted average assumptions used in computing the benefit obligations of the company’s significant plans at the balance sheet date are as follows:

	2018
	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	4.3%	3.9%	9.0%	8.9%	2.8%	4.3%
Price inflation	2.5%	2.0%	3.5%	4.0%	3.4%	2.7%
Future salary increases	—	1.0%	4.3%	7.6%-5.6%	—	3.8%
Future pension increases	—	2.0%	3.5%	4.0%	3.0%	2.8%
Medical cost trend rate	6.5%-4.5%	4.5%	—	7.6%	—	6.8%-6.0%
Life expectation for a 65 year old male	85	87	82	85	87	85
Life expectation for a 65 year old female	87	89	85	88	89	87

	2017
	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	3.7%	3.6%	8.0%	10.0%	2.6%	4.0%
Price inflation	2.5%	2.0%	3.5%	4.3%	3.3%	2.7%
Future salary increases	—	1.0%	4.3%	5.6%	—	3.5%
Future pension increases	—	2.0%	3.5%	4.3%	3.0%	2.8%
Medical cost trend rate	6.2%-5.0%	4.5%	—	7.9%	—	6.8%-6.4%
Life expectation for a 65 year old male	85	87	82	85	87	85
Life expectation for a 65 year old female	88	89	85	88	89	88

Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

Million US dollar	2018
	Change in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5%	(468)	501
Price inflation	0.5%	152	(163)
Future salary increase	0.5%	28	(26)
Medical cost trend rate	1.0%	45	(39)
Longevity	One year	220	(229)

Summary of Fair Value of Plan Assets

The fair value of plan assets at 31 December consists of the following:

	2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Government bonds	32%	—	32%	27%	—	27%
Corporate bonds	36%	—	36%	37%	—	37%
Equity instruments	22%	—	22%	26%	—	26%
Property	—	4%	4%	—	4%	4%
Insurance contracts and others	4%	2%	6%	5%	1%	6%

	94%	6%	100%	95%	5%	100%

Present Value of Defined Benefit Obligation [Member]
Statement [LineItems]
Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets

The changes in the present value of the defined benefit obligations are as follows:

Million US dollar	2018	2017	2016
Defined benefit obligation at 1 January	(8 410)	(7 952)	(7 594)
Current service costs	(72)	(74)	(73)
Interest cost	(322)	(340)	(347)
Past service gain/(cost)	(3)	17	8
Settlements	45	6	174
Benefits paid	493	502	482
Contribution by plan participants	(3)	(4)	(4)
Acquisition and disposal through business combination	—	—	(260)
Actuarial gains/(losses) – demographic assumptions	27	24	(1)
Actuarial gains/(losses) – financial assumptions	350	(264)	(607)
Experience adjustments	14	(21)	37
Exchange differences	313	(343)	256
Transfers and other movements	—	39	(23)

Defined benefit obligation at 31 December	(7 568)	(8 410)	(7 952)

Plan Assets [Member]
Statement [LineItems]
Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets

The changes in the fair value of plan assets are as follows:

Million US dollar	2018	2017	2016
Fair value of plan assets at 1 January	5 623	5 177	5 075
Interest income	225	239	249
Administration costs	(14)	(22)	(24)
Return on plan assets exceeding interest income	(333)	233	297
Contributions by AB InBev	307	315	302
Contributions by plan participants	3	4	4
Benefits paid net of administration costs	(493)	(502)	(478)
Acquisition through business combination	—	—	68
Assets distributed on settlements	(45)	(7)	(164)
Exchange differences	(214)	214	(155)
Transfers and other movements	—	(28)	3

Fair value of plan assets at 31 December	5 059	5 623	5 177